UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:
 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent Barnes
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6511

Copies to:

Laura E. Flores
John McGuire
Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004-2541

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

Roundhill BITKRAFT Esports & Digital Entertainment ETF
Schedule of Investments
September 30, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS — 100.0%
Computers — 11.9%
Asustek Computer, Inc. (a)	57,912	$385,464
Logitech International SA (a)	9,624	390,693
Razer, Inc. (a)(b)(c)	1,416,000	272,745
Tobii AB (a)(b)	34,362	127,353
		1,176,255
Electronics — 11.0%
Micro-Star International Co., Ltd. (a)	133,401	388,277
Turtle Beach Corp. (b)	59,262	691,588
		1,079,865
Internet — 9.9%
AfreecaTV Co., Ltd. (a)	10,949	587,657
Tencent Holdings, Ltd. (a)	9,200	387,509
		975,166
Media — 4.5%
Modern Times Group MTG AB (a)	53,074	440,369

Software — 62.7% (e)
Activision Blizzard, Inc.	10,801	571,589
Bilibili, Inc. - ADR (a)(b)	17,226	243,231
Capcom Co., Ltd. (a)	15,500	410,608
CD Projekt SA (a)	6,414	389,401
DouYu International Holdings, Ltd. - ADR (a)(b)	62,257	509,885
Electronic Arts, Inc. (b)	3,995	390,791
Enthusiast Gaming Holdings, Inc. (a)(b)	121,669	196,655
GungHo Online Entertainment, Inc. (a)	11,600	262,966
HUYA, Inc. - ADR (a)(b)	21,214	501,499
Konami Holdings Corp. (a)	8,200	396,058
Mail.Ru Group, Ltd. - GDR (a)(b)	11,862	248,628
NetEase, Inc. - ADR (a)	1,463	389,421
Nexon GT Co., Ltd. (a)(b)	59,825	351,603
Sea, Ltd. - ADR (a)(b)	18,328	567,252
Take-Two Interactive Software, Inc. (b)	3,020	378,527
Ubisoft Entertainment SA (a)(b)	5,077	367,189
		6,175,303
TOTAL COMMON STOCKS (Cost $9,966,882)		9,846,958

TOTAL INVESTMENTS — 100.0% (Cost $9,966,882)		9,846,958
Other assets and liabilities, net — 0.0% (d)		3,637
NET ASSETS — 100.0%		$9,850,595

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in
	transactions exempt from registration to qualified institutional investors.
(d)	Less than 0.05%.
(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to
	developments that significantly affect those sectors.
Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	United States	20.6%
	China	20.6%
	Japan	10.9%
	South Korea	9.5%
	Singapore	8.5%
	Taiwan	7.9%
	Sweden	5.8%
	Switzerland	4.0%
	Poland	4.0%
	France	3.7%
	Russia	2.5%
	Canada	2.0%
	Total Country	100.0%

	TOTAL INVESTMENTS	100.0%
	Other assets and liabilities, net	0.0%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(1)	$9,846,958	$-	$-	$9,846,958
Total Investments in Securities	$9,846,958	$-	$-	$9,846,958

(1) See the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory Bakken
Gregory Bakken, President and Principal Executive Officer

Date	11/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory Bakken
Gregory Bakken, President and Principal Executive Officer

Date	11/26/2019

By (Signature and Title)*	/s/ Travis Babich
Travis Babich, Treasurer and Principal Financial Officer

Date	11/26/2019

*	Print the name and title of each signing officer under his or her signature.